Income Taxes - Summary of unrecognized tax benefits (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	$ 1.0
Closing balance	$ 1.0